Note 9 - Convertible Notes Payable and Credit Facility (Details) - USD ($)					1 Months Ended										3 Months Ended		12 Months Ended
	Feb. 27, 2015	Mar. 18, 2014	Nov. 20, 2013	Oct. 21, 2013	Mar. 31, 2014	Mar. 18, 2014	Feb. 28, 2014	Feb. 25, 2014	Dec. 31, 2013	Dec. 19, 2013	Nov. 20, 2013	Oct. 31, 2013	Oct. 21, 2013	Sep. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2013	Jul. 01, 2014	Jun. 02, 2014	May. 02, 2014	Apr. 02, 2014	Mar. 02, 2014	Feb. 02, 2014	Jan. 27, 2014	Jan. 02, 2014	Dec. 02, 2013	Nov. 25, 2013	Nov. 02, 2013	Aug. 30, 2013
Minimum [Member] | Advances [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Monthly Interest Expense, Debt														$ 500
Maximum [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line of Credit Facility, Administrative Fee, Amount														500
Warrants in Connection with December 2013 Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate									149.10%									149.10%
Fair Value Assumptions, Risk Free Interest Rate									0.70%									0.70%
Fair Value Assumptions, Expected Term									4 years 36 days									4 years 36 days
Debt Instrument, Unamortized Discount									$ 109,000									$ 109,000
Warrants in Connection with February 2014 Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate							169.10%
Fair Value Assumptions, Risk Free Interest Rate							0.70%
Fair Value Assumptions, Expected Term							4 years 36 days
Debt Instrument, Unamortized Discount							$ 101,000
Warrants in Connection with March 2014 Convertible Debt [Member
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate					168.80%
Fair Value Assumptions, Risk Free Interest Rate					0.80%
Fair Value Assumptions, Expected Term					4 years 36 days
Debt Instrument, Unamortized Discount					$ 154,000											$ 154,000
Convertible Debt [Member] | Convertible Notes Maturing on August 29, 2015 [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																															$ 200,000
Convertible Debt [Member] | Convertible Notes Maturing on November 25, 2015 [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																													$ 200,000
Convertible Debt [Member] | Convertible Notes Maturing on December 19, 2015 [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount										$ 250,000									$ 250,000
Convertible Debt [Member] | Convertible Notes Maturing on January 27, 2016 [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																										$ 100,000
Convertible Debt [Member] | Convertible Notes Maturing on February 25, 2016 [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount								$ 200,000
Convertible Debt [Member] | Convertible Notes Maturing on March 18, 2016 [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount		$ 300,000				$ 300,000
Convertible Debt [Member] | Adjustment to the Fair Value of Embedded Derivatives [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Derivative Asset, Fair Value, Gross Liability																	$ 178,000
Convertible Debt [Member] | Subsequent Event [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Term	1 year
Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)								5,000,000		6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.02				$ 0.02		$ 0.02		$ 0.02									$ 0.02
Class of Warrant or Right, Term of Warrants or Rights		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		7,500,000				7,500,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.02				$ 0.02		$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days						20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)						$ 0.04
Debt Conversion, Original Debt, Amount															$ 520,000
Interest on Convertible Debt, Accrued and Converted															$ 47,134
Debt Conversion, Converted Instrument, Shares Issued (in Shares)															34,565,577
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent																120.00%	120.00%
Derivative Asset, Fair Value, Gross Liability																	$ 123,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net															$ 41,000		51,000
Interest Payable, Current									7,707								28,284	7,707
Accounts Receivable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 200,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage														80.00%
Raw Materials [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage														50.00%
Finished Goods [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage														65.00%
Cash [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage														95.00%
Aggregate, Cash, Raw Material, and Finished Goods [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 300,000
Cash [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage														95.00%
Matures November 30, 2014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																														$ 30,000
Matures December 31, 2014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																												$ 30,000
Matures January 31, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																											$ 30,000
Matures February 28, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																									$ 30,000
Matures October 31, 2014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																								$ 30,000
Matures Between October 31, 2014 And February 28, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																								150,000
Matures March 31, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																							$ 20,000
Matures April 30, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																						$ 20,000
Matures May 31, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																					$ 20,000
Matures Between February 28, 2015 And May 31, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																					$ 60,000			$ 60,000
Matures June 30, 2015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																				$ 10,000
Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.02				$ 0.02
Debt Conversion, Original Debt, Amount																	940,000
Interest on Convertible Debt, Accrued and Converted																	$ 68,319
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	50,439,751
Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)															$ 0.01
Debt Instrument, Term	1 year
Convertible Notes Payable															$ 500,000
Interest Payable, Current															10,000
Debt Instrument, Convertible, Beneficial Conversion Feature															$ 275,000
Beneficial Coversion Feature Amortization Period															12 months
Amortization of Debt Discount (Premium)															$ 23,000
Advances [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														12.00%
Monthly Interest Expense, Debt														$ 500
Securities Pledged as Collateral [Member] | Series D Preferred Stock [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)														50
Series D Preferred Stock [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)																															930
Convertible Notes Payable																															$ 200,000
Debt Instrument, Face Amount									$ 650,000								$ 520,000	$ 650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.49						$ 0.23		$ 0.23	$ 0.49
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.02									$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																			20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)																			$ 0.04
Derivative Asset, Fair Value, Gross Liability										$ 243,889									$ 243,889
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																	$ (50,809)	$ 65,962
Line of Credit Facility, Initiation Date														Sep. 30, 2013
Line of Credit Facility, Maximum Borrowing Capacity														$ 500,000
Line of Credit Facility, Collateral Fees, Amount														$ 5,000
Line of Credit Facility, Administrative Fee, Percentage														0.50%
Line of Credit Facility, Administrative Fee, Amount														$ 500
Prepayment Fee, Percent														0.50%
Long-term Line of Credit			$ 500,000								$ 500,000			$ 350,000			500,000
Proceeds from Lines of Credit			$ 50,000	$ 100,000							$ 50,000	$ 100,000	$ 100,000
Convertible Notes Payable									$ 442,084								373,499	442,084
Interest Payable, Current									$ 6,288						$ 22,256		$ 5,683	$ 6,288
Share Price (in Dollars per share)	$ 0.0155
Debt Instrument, Convertible, Beneficial Conversion Feature															275,000
Amortization of Debt Discount (Premium)															$ 22,985